Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Operating Segment

The table below provides a summary of the Company’s operating segment results for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025
Net revenues:
Cheers APPs Internet Business	$57,733	$65,497
Traditional Media Business	2,796	5,496
Total consolidated net revenues	60,529	70,993
Operating expenses:
Cheers APPs Internet Business	(47,724)	(54,655)
Traditional Media Business	(2,312)	(4,585)
Total segment operating expenses	(50,036)	(59,240)
Operating income:
Cheers APPs Internet Business	10,009	10,842
Traditional Media Business	484	911
Total segment operating income	10,493	11,753
Unallocated item *	-	(3,429)
Total consolidated operating income	$10,493	$8,324

*	The unallocated item for the six months ended June 30, 2026 and 2025 presents the share-based compensation for employees, which is not allocated to segments.